S000037262 [Member] Investment Strategy - S000037262 [Member]	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by Columbia Management Investment Advisers, LLC (the Investment Manager).
The Investment Manager employs quantitative and fundamental methods to identify distinct market states and creates a strategic risk allocation for each state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities (generally consisting of fixed income securities issued by governments, which are referred to as interest rate assets, and other fixed income securities, which are referred to as spread assets).
The Fund may invest in securities and instruments issued by both U.S. and non-U.S. entities, including issuers in emerging market countries. The Fund may also invest in currencies. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade or are deemed to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate and other bond futures), options and swaps (including contracts for differences, credit default swaps, credit default swap indexes, interest rate swaps, and total return swaps). Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize significant amounts of leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework.
The Fund may also take short positions, for hedging or investment purposes.
As part of its principal investment strategies, the Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in the securities and instruments described herein directly or indirectly through investments in other mutual funds, real estate investment trusts and similar entities formed under the laws of non-U.S. countries, closed-end funds and exchange-traded funds (ETFs) (including both leveraged and inverse ETFs) managed by third parties or the Investment Manager or its affiliates. Depending on current and expected market and economic conditions, the Fund may invest all of its assets in underlying funds. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.